Note 5 - Earnings (Loss) Per Common Share (Details) - Weighted Average Common Shares (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator
Net income (loss)	$ (24,858)	$ 2,524	$ (13,764)	$ 15,096	$ 14,954	$ 151,164	$ 48,983
Preferred stock dividends	(138)	(138)	(276)	(276)	(552)	(552)	(13,633)
Net income (loss) applicable to common shares for basic and diluted earnings per share	$ (24,996)	$ 2,386	$ (14,040)	$ 14,820	$ 14,402	$ 150,612	$ 35,350
Denominator
Basic weighted average common shares (in Shares)	303,566	285,312	294,317	285,303	285,375	280,956	251,146
Dilutive stock options and restricted stock (in Shares)		9,848		10,797
Diluted weighted average common shares (in Shares)	303,566	295,160	294,317	296,100	297,566	297,033	269,601
Basic earnings (loss) per common share
Net income (loss) applicable to common shares (in Dollars per share)	$ (0.08)	$ 0.01	$ (0.05)	$ 0.05	$ 0.05	$ 0.54	$ 0.14
Diluted earnings (loss) per common share
Net income (loss) applicable to common shares (in Dollars per share)	$ (0.08)	$ 0.01	$ (0.05)	$ 0.05	$ 0.05	$ 0.51	$ 0.13